COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2018	$ 1,061
2019	794
2020	538
2021	470
2022	477
2023 and thereafter	2,167
Total future minimum lease payments due	5,507
Rent expense	$ 1,055	$ 1,121	$ 1,176